RS - Summary of equity-settled 2023 Restricted Stock Unit Plan (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares numberOfPeriods € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Oct. 24, 2023 € / shares	Apr. 01, 2023
Restricted Stock Unit Plans [Line Items]
Exercise price of outstanding share options (in EUR per share) | € / shares	€ 34.00	€ 13.21
Percentage of shares designated	40.00%
Percentage of beneficiaries leaving company	40
MorphoSys US – April 2023 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Performance Term of Program in Years	3 years
Length for each performance period term	1 year
Performance criteria					100.00%
Percentage of shares vested					33.00%
Exercise price of outstanding share options (in EUR per share) | € / shares	€ 34.00
Number of performance periods | numberOfPeriods	3
Additions (in shares)	494,979
Forfeitures (in shares)	53,646
Expense from equity-settled share-based payment transactions | €	€ 3,349,318	€ 0	€ 0
MorphoSys US – April 2023 Restricted Stock Unit Plan | Top of range
Restricted Stock Unit Plans [Line Items]
Performance criteria					175.00%
MorphoSys US – April 2023 Restricted Stock Unit Plan | Bottom of range
Restricted Stock Unit Plans [Line Items]
Performance criteria					0.00%
MorphoSys US Inc. – October 2023 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Exercise price of outstanding share options (in EUR per share) | € / shares	€ 34.00			€ 26.60
Number of performance periods | numberOfPeriods	3
Additions (in shares)	26,606
Forfeitures (in shares)	0